DSM GLOBAL GROWTH & INCOME FUND
Institutional Class (DSMYX)
Supplement dated November 27, 2013 to
Summary Prospectus dated October 10, 2013

At a meeting of the Board of Trustees of Professionally Managed Portfolios (the “Board”) held on November 11-12, 2013, the Board approved the addition of a shareholder servicing fee for the DSM Global Growth & Income Fund (the “Fund”) in the amount of 0.10% of average daily net assets effective November 30, 2013.  Accordingly, the following revisions are hereby made to the Summary Prospectus.

The Fees and Expenses table on pages 1-2 of the Institutional Class Summary Prospectus is hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class
Redemption Fee (as a percentage of amount redeemed (sold) within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)	Institutional Class
Management Fees	0.90%
Other Expenses (includes shareholder servicing fee of 0.10%)(1)	3.72%
Total Annual Fund Operating Expenses	4.62%
Fee Waiver/Expense Reimbursement(2)	-3.52%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%

(1)      Other expenses are based on estimated amounts for the current fiscal year.

(2)       DSM Capital Partners LLC (the “Advisor”) has contractually agreed to reduce its fees and pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.10% of the average daily net assets of the Institutional Class shares (the “Expense Cap”) through at least October 31, 2015.  To the extent that the Advisor waives its fees and absorbs expenses to satisfy this Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	1 Year	3 Years
Institutional Class	$112	$1,076

Please retain this Supplement with the Summary Prospectus.

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DSM GLOBAL GROWTH & INCOME FUND
Institutional Class (DSMYX)
Supplement dated November 27, 2013 to
Prospectus dated October 10, 2013

At a meeting of the Board of Trustees of Professionally Managed Portfolios (the “Board”) held on November 11-12, 2013, the Board approved the addition of a shareholder servicing fee for the DSM Global Growth & Income Fund (the “Fund”) in the amount of 0.10% of average daily net assets effective November 30, 2013.  Accordingly, the following revisions are hereby made to the Prospectus.

The Fees and Expenses table on page 1 of the Institutional Class Prospectus is hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class
Redemption Fee (as a percentage of amount redeemed (sold) within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)	Institutional Class
Management Fees	0.90%
Other Expenses (includes shareholder servicing fee of 0.10%)(1)	3.72%
Total Annual Fund Operating Expenses	4.62%
Fee Waiver/Expense Reimbursement(2)	-3.52%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%

(1)       Other expenses are based on estimated amounts for the current fiscal year.

(2)       DSM Capital Partners LLC (the “Advisor”) has contractually agreed to reduce its fees and pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.10% of the average daily net assets of the Institutional Class shares (the “Expense Cap”) through at least October 31, 2015.  To the extent that the Advisor waives its fees and absorbs expenses to satisfy this Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	1 Year	3 Years
Institutional Class	$112	$1,076

The following paragraph is hereby added to page 10 of the Institutional Class Prospectus:

Shareholder Servicing Fees. The Fund has adopted a Shareholder Servicing Plan on behalf of the Institutional Class.  Under the Shareholder Servicing Plan, the Institutional Class is authorized to pay the Advisor an annual shareholder servicing fee of 0.10% of the Institutional Class’s average daily net assets.  The Advisor uses this fee to finance certain activities related to servicing and maintaining shareholder accounts.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in the Fund’s shares and may cost you more than paying other types of sales charges.

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The following bullet point is hereby added to the table under the heading, “Fees” on page 12 of the Institutional Class Prospectus:

•	Shareholder servicing fee of 0.10%

Please retain this Supplement with the Prospectus.

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DSM GLOBAL GROWTH & INCOME FUND
Retail Class (DSMKX)
Supplement dated November 27, 2013 to
Prospectus dated October 10, 2013

At a meeting of the Board of Trustees of Professionally Managed Portfolios (the “Board”) held on November 11-12, 2013, the Board approved the addition of a shareholder servicing fee for the DSM Global Growth & Income Fund (the “Fund”) in the amount of 0.10% of average daily net assets effective November 30, 2013.  Accordingly, the following revisions are hereby made to the Prospectus.

The Fees and Expenses table on page 1 of the Retail Class Prospectus is hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Retail Class
Redemption Fee (as a percentage of amount redeemed (sold) within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)	Retail Class
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses (includes shareholder servicing fee of 0.10%)(1)	3.72%
Total Annual Fund Operating Expenses	4.87%
Fee Waiver/Expense Reimbursement(2)	-3.52%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%

(1)       Other expenses are based on estimated amounts for the current fiscal year.

(2)       DSM Capital Partners LLC (the “Advisor”) has contractually agreed to reduce its fees and pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.35% of the average daily net assets of the Retail Class shares (the “Expense Cap”) through at least October 31, 2015.  To the extent that the Advisor waives its fees and absorbs expenses to satisfy this Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	1 Year	3 Years
Retail Class	$137	$1,148

The following paragraph is hereby added to page 10 of the Retail Class Prospectus:

Shareholder Servicing Fees.  The Fund has adopted a Shareholder Servicing Plan on behalf of the Retail Class.  Under the Shareholder Servicing Plan, the Retail Class is authorized to pay the Advisor an annual shareholder servicing fee of 0.10% of the Retail Class’s average daily net assets.  The Advisor uses this fee to finance certain activities related to servicing and maintaining shareholder accounts.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in the Fund’s shares and may cost you more than paying other types of sales charges.

The following bullet point is hereby added to the table under the heading, “Fees” on page 12 of the Retail Class Prospectus:

•	Shareholder servicing fee of 0.10%

Please retain this Supplement with the Prospectus.

DSM GLOBAL GROWTH & INCOME FUND
Institutional Class (DSMYX)
Retail Class (DSMKX)
Supplement dated November 27, 2013 to
Statement of Additional Information (“SAI”) dated October 10, 2013

At a meeting of the Board of Trustees of Professionally Managed Portfolios (the “Board”) held on November 11-12, 2013, the Board approved the addition of a shareholder servicing fee for the DSM Global Growth & Income Fund (the “Fund”) in the amount of 0.10% of average daily net assets effective November 30, 2013.  Accordingly, the following revisions are hereby made to the SAI.

The following section is hereby added to page B-40 of the SAI:

Shareholder Servicing Plan

Pursuant to a Shareholder Service Plan (the “Plan”) adopted by the Trust established by the Fund with respect to each Class of the Fund, the Advisor is authorized to provide, or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund (“Shareholder Servicing Activities”).  Under the Plan, the Advisor may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Fund.

Shareholder Servicing Activities shall include one or more of the following:  (1) establishing and maintaining accounts and records relating for shareholders of the Fund; (2) aggregating and processing orders involving the shares of the Fund; (3) processing dividend and other distribution payments from the Fund on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Fund; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Fund to shareholders; (7) assisting shareholders in changing the Fund’s records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Fund necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Advisor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

As compensation for the Shareholder Servicing Activities, each Class pays a fee of up to 0.10% of the Class’s average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Any material amendment to the Plan must be approved by the Board, including a majority of the Independent Trustees, or by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.  The Plan may be terminated, with respect to a class or classes of the Fund, without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Independent Trustees; or (2) by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.

Please retain this Supplement with the SAI.

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